Income Tax - Summary of Breakdown of Deferred Tax (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Breakdown of deferred tax [line Items]
Total deferred tax assets	$ 322	$ 423	$ 1,178
Total deferred tax liabilities	(2,038)	(2,209)	(2,568)
Total Net deferred tax	(1,716)	(1,786)	(1,390)
Provisions and Other Non Deductible Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	154	380	175
Miscellaneous Deferred Tax Assets [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	1	16	20
Property, plant and equipment [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(1,020)	(1,526)	(1,724)
Tax Losses Carryforward and Other Tax Credits [member]
Breakdown of deferred tax [line Items]
Total deferred tax assets	167	27	983
Adjustment For Tax Inflation [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	(965)	(644)	(798)
Miscellaneous Deferred Tax Liabilities [member]
Breakdown of deferred tax [line Items]
Total deferred tax liabilities	$ (53)	$ (39)	$ (46)